Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
Pay versus Performance Table
The Company believes in the importance of maintaining a strong link between executive pay and company performance. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For a complete description regarding the Company’s compensation program, please see “Compensation Discussion & Analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to Restricted Stock Units and Performance Stock Units.
The following table sets forth the compensation for our CEO and the average compensation for our other NEOs, each as reported in the Summary Compensation Table and with certain adjustments to reflect compensation actually paid, as defined and computed in accordance with SEC rules. The table also provides information with respect to Company TSR, average TSR for the Company’s peer group, Net Income and the Company’s selected performance measure, Core Pre-tax Pre-Provision Net Revenue.
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for non-CEO NEOs(3) ($)	Average Compensation Actually Paid to non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Core Pre-tax Pre-Provision Net Revenue ($)
					TSR ($)	Peer Group TSR(5) ($)
2022	4,617,338	3,995,926	1,294,835	1,241,285	82.88	106.01	250,128,000	344,995,000
2021	3,530,394	2,582,770	1,148,579	931,077	86.58	117.08	202,490,000	281,926,000
2020	3,574,309	2,927,968	1,167,507	809,584	92.24	87.90	153,532,000	278,362,000

(1)	Represents total compensation for Mr. Stein as reported in the Summary Compensation Table.
(2)
The following supplemental table presents a reconciliation of Mr. Stein’s Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Stein during the applicable year.

	Clint Stein
	2022	2021	2020
Summary Compensation Table Total ($)	4,617,338	3,530,394	3,574,309
Change in Pension Value in Summary Compensation Table ($)	—	(11,895)	(574,126)
Pension Service Cost ($)	116,334	122,839	90,492
Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(2,068,190)	(1,481,188)	(1,277,308)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	1,443,589	729,368	1,147,057
Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(153,015)	(413,518)	(22,339)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	—	—	—
Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	39,870	106,770	(10,117)
Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	—
Compensation Actually Paid ($)	3,995,926	2,582,770	2,927,968
(3)
Includes the average total compensation for Messrs. Deer, Eid, Merrywell and McDonald in 2022 and 2021; and Messrs. Deer, Sigrist (former Chief Financial Officer), Eid, Merrywell and McDonald and Ms. Baruffi in 2020. Total compensation for non-CEO NEOs are as reported in the Summary Compensation Table.

(4)
The following supplemental table presents a reconciliation of the average non-CEO NEO Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during the applicable year.

	NEO Averages
	2022	2021	2020
Summary Compensation Table Total ($)	1,294,835	1,148,579	1,167,507
Change in Pension Value in Summary Compensation Table ($)	—	(41,180)	(291,493)
Pension Service Cost ($)	55,668	56,288	54,442
Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(375,805)	(344,728)	(284,028)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	278,227	185,874	277,804
Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(32,415)	(110,456)	(11,504)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	—	—	—
Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	20,774	36,700	(6,109)
Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	(97,035)
Compensation Actually Paid ($)	1,241,285	931,077	809,584
(5)	The peer group for this purpose is the KRX.

Company Selected Measure Name	Core Pre-tax Pre-Provision Net Revenue
Named Executive Officers, Footnote [Text Block]
(3)
Includes the average total compensation for Messrs. Deer, Eid, Merrywell and McDonald in 2022 and 2021; and Messrs. Deer, Sigrist (former Chief Financial Officer), Eid, Merrywell and McDonald and Ms. Baruffi in 2020. Total compensation for non-CEO NEOs are as reported in the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group for this purpose is the KRX.

PEO Total Compensation Amount	$ 4,617,338	$ 3,530,394	$ 3,574,309
PEO Actually Paid Compensation Amount	$ 3,995,926	2,582,770	2,927,968
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following supplemental table presents a reconciliation of Mr. Stein’s Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Stein during the applicable year.

	Clint Stein
	2022	2021	2020
Summary Compensation Table Total ($)	4,617,338	3,530,394	3,574,309
Change in Pension Value in Summary Compensation Table ($)	—	(11,895)	(574,126)
Pension Service Cost ($)	116,334	122,839	90,492
Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(2,068,190)	(1,481,188)	(1,277,308)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	1,443,589	729,368	1,147,057
Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(153,015)	(413,518)	(22,339)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	—	—	—
Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	39,870	106,770	(10,117)
Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	—
Compensation Actually Paid ($)	3,995,926	2,582,770	2,927,968

Non-PEO NEO Average Total Compensation Amount	$ 1,294,835	1,148,579	1,167,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,241,285	931,077	809,584
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The following supplemental table presents a reconciliation of the average non-CEO NEO Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during the applicable year.

	NEO Averages
	2022	2021	2020
Summary Compensation Table Total ($)	1,294,835	1,148,579	1,167,507
Change in Pension Value in Summary Compensation Table ($)	—	(41,180)	(291,493)
Pension Service Cost ($)	55,668	56,288	54,442
Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(375,805)	(344,728)	(284,028)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	278,227	185,874	277,804
Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(32,415)	(110,456)	(11,504)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	—	—	—
Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	20,774	36,700	(6,109)
Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	(97,035)
Compensation Actually Paid ($)	1,241,285	931,077	809,584

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationships Between Compensation and Performance
The following graph illustrates trends in “compensation actually paid,” Company TSR performance and TSR performance of the KRX over the three most recent fiscal years.
Mergers and acquisitions may be viewed with skepticism by analysts and investors until the transactions close and the anticipated benefits of the transaction are delivered by management. The Company announced two such transactions in 2021, completing the first and expanding into California just eleven days before announcing the Company’s transformational combination with Umpqua. Mergers of the size and impact of the Umpqua deal generally take longer to close, fully integrate and deliver to shareholders the previously described benefits of the combination. TSR performance can become somewhat disconnected from the actual operating performance of the Company until the merger closes and integration activities wind down. This was reflected in our TSR performance, which swung from above average in the three years preceding announcement of the Umpqua Merger (2018–2020) to below average in the year of announcement (2021). As a result, there was no TSR-based payout for the Company’s 2019 Performance Share awards, which measured Company performance over the period from January 1, 2019 through December 31, 2021 and which paid out in 2022. Even so, overall compensation paid to our non-CEO NEOs increased in 2021. This seeming disparity was primarily attributable to the Company’s 2021 annual short-term incentive awards, 85% of the payout under which was determined by Company performance with respect to the following financial metrics: Core Pre-tax, Pre-Provision Return on Average Assets; Core Pre-tax, Pre-Provision Return on Average Tangible Common Equity; Ratio of Operating Noninterest Expense to Average Assets; and Ratio of Nonperforming Assets to period end Total Loans & Other Real Estate Owned. The Company achieved record financial results in 2021 while improving its operating leverage and maintaining pristine credit quality. As a result, the Company exceeded its target and maximum goals with respect to each of these short-term financial metrics in 2021, resulting in high annual incentive award payouts for our non-CEO NEOs despite TSR performance, which is intended to incent management for long-term performance.
In 2022, slow regulatory approval of the Company’s combination with Umpqua extended market uncertainty related to the merger. That being said, the Company’s TSR decrease of 4.3% during the period was consistent with the KRX median decrease of 4.1%. Still, with respect to the Company’s 2020 Performance Stock Units, which measured Company performance over the period from January 1, 2020 through December 31, 2022 and which paid out in 2023, TSR performance remained below the threshold for payout so there was no TSR-based payout. Even so, overall compensation paid to our CEO and non-CEO NEOs increased in 2022. This was primarily attributable to the Company’s 2022 annual incentive award, 80% of the payout under which was determined by Company performance with respect to Core Pre-tax, Pre-Provision Net Revenue. The Company again posted record annual financial performance exceeding its target, stretch, and above stretch goals with respect to this financial metric in 2022, resulting in high annual incentive award payouts for our CEO and non-CEO NEOs despite TSR performance. Despite the increase in short-term annual incentives, the target remuneration for our CEO and most of our non-CEO NEOs remains below the respective median for the applicable roles at the companies in our Peer Group, as discussed in “The Role of Benchmarking.”

Compensation Actually Paid vs. Net Income [Text Block]
Additionally, the following graph compares the trend in compensation actually paid to Net Income over the three most recent fiscal years. This illustrates that our compensation generally moves directionally with our Net Income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Finally, the graph below compares the trend in compensation actually paid to Core Pre-tax, Pre-Provision Net Revenue over the three most recent fiscal years. This illustrates that our compensation generally moves directionally with our Core Pre-tax, Pre-Provision Net Revenue.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationships Between Compensation and Performance
The following graph illustrates trends in “compensation actually paid,” Company TSR performance and TSR performance of the KRX over the three most recent fiscal years.
Mergers and acquisitions may be viewed with skepticism by analysts and investors until the transactions close and the anticipated benefits of the transaction are delivered by management. The Company announced two such transactions in 2021, completing the first and expanding into California just eleven days before announcing the Company’s transformational combination with Umpqua. Mergers of the size and impact of the Umpqua deal generally take longer to close, fully integrate and deliver to shareholders the previously described benefits of the combination. TSR performance can become somewhat disconnected from the actual operating performance of the Company until the merger closes and integration activities wind down. This was reflected in our TSR performance, which swung from above average in the three years preceding announcement of the Umpqua Merger (2018–2020) to below average in the year of announcement (2021). As a result, there was no TSR-based payout for the Company’s 2019 Performance Share awards, which measured Company performance over the period from January 1, 2019 through December 31, 2021 and which paid out in 2022. Even so, overall compensation paid to our non-CEO NEOs increased in 2021. This seeming disparity was primarily attributable to the Company’s 2021 annual short-term incentive awards, 85% of the payout under which was determined by Company performance with respect to the following financial metrics: Core Pre-tax, Pre-Provision Return on Average Assets; Core Pre-tax, Pre-Provision Return on Average Tangible Common Equity; Ratio of Operating Noninterest Expense to Average Assets; and Ratio of Nonperforming Assets to period end Total Loans & Other Real Estate Owned. The Company achieved record financial results in 2021 while improving its operating leverage and maintaining pristine credit quality. As a result, the Company exceeded its target and maximum goals with respect to each of these short-term financial metrics in 2021, resulting in high annual incentive award payouts for our non-CEO NEOs despite TSR performance, which is intended to incent management for long-term performance.
In 2022, slow regulatory approval of the Company’s combination with Umpqua extended market uncertainty related to the merger. That being said, the Company’s TSR decrease of 4.3% during the period was consistent with the KRX median decrease of 4.1%. Still, with respect to the Company’s 2020 Performance Stock Units, which measured Company performance over the period from January 1, 2020 through December 31, 2022 and which paid out in 2023, TSR performance remained below the threshold for payout so there was no TSR-based payout. Even so, overall compensation paid to our CEO and non-CEO NEOs increased in 2022. This was primarily attributable to the Company’s 2022 annual incentive award, 80% of the payout under which was determined by Company performance with respect to Core Pre-tax, Pre-Provision Net Revenue. The Company again posted record annual financial performance exceeding its target, stretch, and above stretch goals with respect to this financial metric in 2022, resulting in high annual incentive award payouts for our CEO and non-CEO NEOs despite TSR performance. Despite the increase in short-term annual incentives, the target remuneration for our CEO and most of our non-CEO NEOs remains below the respective median for the applicable roles at the companies in our Peer Group, as discussed in “The Role of Benchmarking.”

Tabular List [Table Text Block]
Financial Performance Measures
The performance measures that were considered the most important by the Committee in determining executive compensation for the 2022 fiscal year are:
•	Core Pre-tax, Pre-Provision Net Revenue*;
•	ROAA; and
•	TSR.
* Non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.

Total Shareholder Return Amount	$ 82.88	86.58	92.24
Peer Group Total Shareholder Return Amount	106.01	117.08	87.9
Net Income (Loss)	$ 250,128,000	$ 202,490,000	$ 153,532,000
Company Selected Measure Amount	344,995,000	281,926,000	278,362,000
PEO Name	Mr. Stein	Mr. Stein	Mr. Stein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Pre-tax, Pre-Provision Net Revenue
Non-GAAP Measure Description [Text Block]	* Non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROAA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Change in Pension Value in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (11,895)	$ (574,126)
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	116,334	122,839	90,492
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,068,190)	(1,481,188)	(1,277,308)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,443,589	729,368	1,147,057
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(153,015)	(413,518)	(22,339)
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,870	106,770	(10,117)
PEO [Member] | Dividends or Other Earnings Paid on Option Awards and Stock Awards during Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(41,180)	(291,493)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,668	56,288	54,442
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,805)	(344,728)	(284,028)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	278,227	185,874	277,804
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,415)	(110,456)	(11,504)
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,774	36,700	(6,109)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Option Awards and Stock Awards during Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (97,035)